1933 Act File No. 33-3164
                                                      1940 Act File No. 811-4577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   38 ......................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X


    Amendment No.   31   ...................................        X

                        FEDERATED INCOME SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                               1001 Liberty Avenue
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b)
            on ___________ pursuant to paragraph (b)
            60 days after filing pursuant to paragraph (a)(i)
            on                           pursuant to paragraph (a)(i)
  X 75 days after filing pursuant to paragraph (a)(ii) on ____________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:        Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                  2101 L Street, N.W.
                  Washington, D.C.  20037





Federated Capital Income Fund

A Portfolio of Federated Income Securities Trust

(formerly, Federated Capital Income Fund, Inc.)

Prospectus

May xx, 2003

Class A Shares
Class B Shares
Class C Shares
Class F Shares


     A mutual fund seeking to achieve high current income and moderate capital appreciation. The fund will seek to achieve its investment objectives by investing in both equity and fixed income securities that have high relative income potential.

     As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Contents Risk/Return Summary What are the Fund's Fees and Expenses? What are the Fund's Investment Strategies? What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund? What do Shares Cost? How is the Fund Sold? How to Purchase Shares How to Redeem and Exchange Shares Account and Share Information Who Manages the Fund? Financial Information



Not FDIC Insured                May Lose Value          No Bank Guarantee


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to achieve current income and long-term growth of income. Capital appreciation is a secondary objective. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund pursues its investment objective by investing in both equity and fixed income securities that have high relative income potential. The Adviser's process for selecting equity investments attempts to identify mature, high quality mid to large cap companies with high relative dividend yields that are likely to maintain and increase their dividends. The Adviser selects fixed income investments that offer high current yields. The Adviser expects that these fixed income investments will primarily be investment grade corporate debt issues, domestic non-investment grade debt securities and foreign fixed income securities, including emerging market debt securities. The Adviser continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to these categories of fixed income investments, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

|X| Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

|X| Sector Risks. The Fund will allocate relatively more of its assets to utility- related industry sectors than to other sectors. The value of utility company equity securities in the Fund's portfolio may be adversely affected by technological changes, shifts in consumer demands or regulatory policies, the adequacy of rate increases and future regulatory initiatives associated with utility companies.

|X| Risks Related to Investing for Value. The Fund generally uses a "value" style of investing, so that the Fund's share price may lag that of other funds using a different investment style.

|X| Risks of Investing in American Depositary Receipts. Because the Fund may invest in American Depositary Receipts (ADRs) issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table


Average Annual Total Return Table


What are the Fund's Fees and Expenses?


What are the Fund's Investment Strategies?

     The Fund pursues its investment objective of high current income and moderate capital appreciation by investing in equity and fixed income securities that have high relative income potential. The Fund's portfolio will normally be invested in both stocks and bonds. A description of the various types of securities in which the Fund principally invests, and their risks immediately follows this strategy section.

     The Adviser actively manages the Fund's portfolio seeking to provide shareholders with higher current income and less volatility than would normally be available from a portfolio invested entirely in equities. The Fund seeks to provide, in a single portfolio, substantially all of the active management opportunities consistent with its investment objective in balancing income opportunities and risk across principally domestic equity and fixed income markets and sectors and in selecting securities within equity and fixed income market sectors.

     The performance of the Fund should be evaluated over longer periods of time. Even small differences in shorter time periods for comparison can have a substantial impact on returns. For example, the so-called "value premium" (the historical outperformance of value stocks over growth stocks) occurs only over longer time periods. The Fund's fixed income portfolio will be invested primarily to maximize income instead of total return. The Adviser divides the Fund's portfolio between equity and fixed income investments by first allocating an amount to fixed income investments sufficient to achieve a minimum income consistent with the Fund's objective of emphasizing relatively high current income. The Adviser then adjusts the initial allocation based on the Adviser's expectations for the performance and risk of the stocks and bonds in which the Fund invests while taking into consideration the Fund's objective of emphasizing relatively high current income.

     The Adviser's process for selecting equity investments attempts to identify mature, high quality, mid to large cap companies with high relative dividend yields that are likely to maintain and increase their dividends. Small, rapidly growing companies typically reinvest their earnings into expansion and therefore do not pay dividends.

     A company's dividend yield is high when it is both higher than the current yield of the stock market and higher than its past dividend yields compared to past stock market yields. By investing in companies with high relative dividend yields, the Adviser seeks to reduce the downside risk and volatility of the Fund's portfolio and to purchase undervalued stocks that may significantly increase in price as the market recognizes the company's true value. Similarly, the Adviser expects to sell stocks when their prices rise and relative dividend yields drop.

     After identifying investment candidates through a screening process, the Adviser performs fundamental research and analysis to select stocks. The Adviser's key buy criteria favor companies operating within mature industries, with long operating histories, that are market leaders, with well-known brand names or market franchises, or with above average sales and strong cash flows that have efficient capital allocation processes.

     The Adviser's process for selecting fixed income investments begins by allocating the fixed income portion of the Fund's portfolio among primarily the following three categories of the fixed income market: investment grade corporate debt issues; domestic non-investment grade debt securities; and foreign fixed income securities, including emerging market debt securities. Historically, these three categories have both offered higher current yields than U.S. government and mortgage-backed securities and had a low correlation of returns. Therefore, the Adviser continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to each category, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles while using the low correlation of returns to reduce portfolio risk.

     The selection of individual fixed income securities involves an approach that is specific to each category of securities and that relates, in part, to the risks inherent in the underlying sectors that comprise each category. These risks include credit risk, interest rate risk, currency risk and risks of foreign investing. The following are examples of the analyses used by the Adviser to select securities:

|X| The Adviser employs a fundamental analysis to determine the best corporate debt securities within specific credit quality constraints. For investments in corporate issuers, the Adviser analyzes the business, competitive position and general financial condition of the issuer to determine whether a security's credit risk is commensurate with its potential return. The Fund may also invest in U.S. government and mortgage-backed securities when it believes those securities offer better relative value than investment grade corporate debt securities.

|X| Non-investment grade corporate debt issues (also known as "junk bonds" or "high yield bonds") have higher yields than investment grade issues. The Adviser attempts to select high yield bonds that offer superior potential returns for the default risks being assumed.

     The Fund invests in both foreign government and foreign corporate debt obligations, which may be denominated in either foreign currency or U.S. dollars. The issuers of these securities may be located in either emerging or developed markets. Investors in emerging market debt securities receive higher yields as compensation for assuming the higher credit risks of the issuers and other market risks of investing in emerging market countries. Historically, returns of emerging market debt securities have had low correlation with the returns of both lower-rated debt securities issued by corporations in the U.S. (high-yield bonds) and investment grade securities of developed market countries. As a result, the addition of these securities to the portfolio may reduce portfolio risk and still provide the benefits of higher average portfolio returns over longer periods of time. There is no assurance that this relatively low correlation of returns will continue in the future.

PORTFOLIO TURNOVER

     The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Temporary Defensive Investments

     The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

AMERICAN DEPOSITARY RECEIPTS

     American Depositary Receipts (ADRs) represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. ADRs provide a way to buy shares of foreign- based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

CONVERTIBLE SECURITIES

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Fund treats convertible securities as equity securities for purposes of its investment policies and limitations.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund invests:

Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Credit Enhancement

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investing in Securities of Other Investment Companies

     The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

     The Fund may invest in mortgage backed, high yield and emerging market fixed income securities primarily by investing in other investment companies (which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the Adviser. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

     What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

o The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

o The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

o Sector risk is the possibility that a certain sector, such as the utility sector, may underperform other sectors or the market as a whole. Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases, and future regulatory initiatives.

RISKS RELATED TO INVESTING FOR VALUE

o Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN ADRS

o Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

INTEREST RATE RISKS

o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

o Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

o For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

o Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CREDIT RISKS

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from nationally recognized statistical rating organizations (NRSROs) such as Standard & Poor's and Moody's Investor Services, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CURRENCY RISKS

o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

o Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, the prices of such securities may be significantly more volatile than prices of securities in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

o Emerging market countries may have relatively unstable governments and may present the risks of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

What Do Shares Cost?

     You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

     The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

     The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

     The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                                               Maximum Sales  Charge
                         Minimum               Front-End      Contingent
                         Initial/Subsequent    Sales          Deferred
                         Investment            Charge2        Sales Charge3
 Shares Offered          Amounts1
 Class A                 $1,500/$100           5.50%          0.00%
 Class B                 $1,500/$100           None           5.50%
 Class C                 $1,500/$100           1.00%          1.00%
 Class F                 $1,500/$100           1.00%          1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3    See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE
Class A Shares
                                   Sales Charge          Sales Charge
                                   as a Percentage       as a Percentage
                                   of Public             of NAV
Purchase Amount                    Offering Price
Less than $50,000                  5.50%                 5.82%
$50,000 but less than              4.50%                 4.71%
$100,000
$100,000 but less than             3.75%                 3.90%
$250,000
$250,000 but less than             2.50%                 2.56%
$500,000
$500,000 but less than $1          2.00%                 2.04%
million
$1 million or greater1             0.00%                 0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

---------------------------------------------------------------------------
Class C Shares
                                   Sales Charge          Sales Charge
                                   as a Percentage       as a Percentage
                                   of Public             of NAV
Purchase Amount                    Offering Price
All Purchases                      1.00%                 1.01%

---------------------------------------------------------------------------
Class F Shares
                                   Sales Charge          Sales Charge
                                   as a Percentage       as a Percentage
                                   of Public             of NAV
Purchase Amount                    Offering Price
Less than $1 million               1.00%                 1.01%
$1 million or greater              0.00%                 0.00%

---------------------------------------------------------------------------

     If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

     The sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;

o    combining concurrent purchases of Shares:

-    by you, your spouse, and your children under age 21; or

- of the same share class of two or more Federated funds (other than money market funds);

o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

o signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

o    within 120 days of redeeming Shares of an equal or greater amount;

o by exchanging shares from the same share class of another Federated fund (other than a money market fund);

o through wrap accounts or other investment programs where you pay the investment professional directly for services;

o through investment professionals that receive no portion of the sales charge;

o as a Federated Life Member (Class A Shares only) and their immediate family members; or

o as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.


SALES CHARGE WHEN YOU REDEEM

     Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

     A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:                                 CDSC
1 Year                                             5.50%
2 Years                                            4.75%
3 Years                                            4.00%
4 Years                                            3.00%
5 Years                                            2.00%
6 Years                                            1.00%
7 Years or More                                    0.00%

Class C Shares:

     You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

-------------------------------------------
Class F Shares
Purchase Amount     Shares Held      CDSC
Up to $2 million    4 years or       1.00%
                    less
$2 - $5 million     2 years or       0.50%
                    less
$5 million or       1 year or        0.25%
more                less

If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.
---------------------------------------------------------------------------


You will not be charged a CDSC when redeeming Shares:

o    purchased with reinvested dividends or capital gains;

o    purchased within 120 days of redeeming Shares of an equal or lesser amount;

o that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);

o purchased through investment professionals who did not receive advanced sales payments;

o    if, after you purchase Shares, you become disabled as defined by the IRS;

o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

o    if your redemption is a required retirement plan distribution; or

o upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o    Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

     The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

     The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares and Class F Shares, each representing interests in a single portfolio of securities.

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

     When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

     The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

     You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

     Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

     An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

     Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

     You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

     You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

     If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

     You may redeem or exchange Shares by mailing a written request to the Fund.

     You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

All requests must include:

o    Fund Name and Share Class, account number and account registration;

o    amount to be redeemed or exchanged;

o    signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

     Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days;

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

     You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

o    ensure that the account registrations are identical;

o    meet any minimum initial investment requirements; and

o    receive a prospectus for the fund into which you wish to exchange.

     An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

     The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

     You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

     Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

     Systematic Withdrawal Program (SWP) On Class B Shares You will not be charged a CDSC on SWP redemptions if:

o    you redeem 12% or less of your account value in a single year;

o    you reinvest all dividends and capital gains distributions; and

o your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

     The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Passport Research Ltd. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Fund, based on the portion of foreign securities the Sub-Adviser manages. The Sub-Adviser's address is 175 Water Street, New York, NY 10038-4965.

     The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

The Fund's portfolio managers are:

John L. Nichol

     John L. Nichol has been the Fund's Portfolio Manager since December 2000. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in finance and management and information science from the Ohio State University.

Joseph M. Balestrino

     Joseph M. Balestrino has been the Fund's Portfolio Manager since December 2002. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Mark E. Durbiano

     Mark E. Durbiano has been the Fund's Portfolio Manager since December 2002. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

John W. Harris

     John W. Harris has been the Fund's Portfolio Manager since December 2002 and is Vice President of the Fund's Adviser. Mr. Harris performs the overall allocation of the assets of the Fund. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Robert M. Kowit

     Robert M. Kowit has been the Fund's Portfolio Manager since December 2002. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Advisory Fees

     The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

     A Statement of Additional Information (SAI) dated May xx, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5114

Cusip 314286105
Cusip 314286204
Cusip 314286303


G01154-01(5/03)











Federated Capital Income Fund

A Portfolio of Federated Income Securities Trust

(formerly, Federated Capital Income Fund, Inc.)

Statement of Additional Information

May xx, 2003

Class A Shares
Class B Shares
Class C Shares
Class F Shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Class A Shares, Class B Shares, Class C Shares and Class F Shares of Federated Capital Income Fund
(Fund), dated May xx, 2003.

     This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                              Contents
                              How is the Fund Organized?
                              Securities in Which the Fund Invests
                              What do Shares Cost?
                              How is the Fund Sold?
                              Exchanging Securities for Shares
                              Subaccounting Services
                              Redemption in Kind
                              Massachusetts Partnership Law
                              Account and Share Information
                              Tax Information
                              Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                              Who is Federated Investors, Inc.?
                              Financial Information
                              Investment Ratings
                              Addresses
G01154-02 (5/03)



How is the Fund Organized?

     The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

     The Fund is a successor to Federated Capital Income, Inc. (the "Predecessor Fund") pursuant to a reorganization that is expected to take place on or about May xx, 2003. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus and this SAI for periods prior to December 19, 2002, is historical information of the Predecessor Fund. The Predecessor Fund was established under the laws of the State of Maryland on April 20, 1987. The
Predecessor Fund was managed by Passport Research Ltd., the same investment advisor for the Fund (Advisor), and had the same investment objectives, strategies and policies as the Fund.

     The Board of Trustees (the Board) has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (Shares). This SAI relates to all classes of Shares.

Securities in Which the Fund Invests

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities may offer greater potential for appreciation than many other types of securities, because their value is tied more directly to the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stockholders receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

     Holders of preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments to its common stockholders. Some preferred stocks also participate in dividends and distributions paid to common stockholders. The issuer may, in certain circumstances redeem the preferred stock. The Fund may treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

     Entities  such  as  limited  partnerships,   limited  liability  companies,
business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

     Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) by a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Fund may invest:

TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities

     The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

     In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

Pacs, Tacs And Companion Classes

     More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

Ios and Pos

     CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

Floaters and Inverse Floaters

     Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z Classes and Residual Classes

     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

ZERO COUPON SECURITIES

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts

     Insurance  contracts  include  guaranteed  investment  contracts,   funding
agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.

     Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Fund treats convertible securities as equity securities for purposes of its investment policies and limitations.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

     The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

Foreign Securities

     Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

|X| it is organized under the laws of, or has a principal office located in, another country;

|X|  the principal trading market for its securities is in another country; or

|X| it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets may also be subject to liquidity risks.

Foreign Exchange Contracts

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds

     Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the IMF has guaranteed the repayment of any Brady Bond.

DEPOSITARY RECEIPTS

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Hedging

     Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

     Many derivative contracts are traded on securities or commodities exchanges where the exchanges set all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

     The Fund may trade in the following types of derivative contracts:

FUTURES CONTRACTS

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire

OPTIONS

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may:

|X| buy put options on financial futures contracts, including index futures, in anticipation of a decrease in the value of the underlying asset;

|X| buy put options, including OTC options, on portfolio securities in anticipation of a decrease in the value of the underlying asset; and

|X|  buy or write options to close out existing options positions.

     The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by the Board.

Swaps

     Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

     Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Caps and Floors

     Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Total Return Swaps

     Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Hybrid Instruments

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

     Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

     The Fund may lend securities from its portfolio to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

     Investing in Securities of Other Investment Companies The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

EQUITY SECURITIES INVESTMENT RISKS

Risks Related to Investing for Value

|X| Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

|X| Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

|X| Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing

|X| Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

|X| Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

|X| Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks

|X| Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

|X| The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks

|X| The Fund may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar may have a significant impact on the value of the Fund's investments.

|X| With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently may reduce the value of their foreign government securities.

Risks of Investing in Emerging Market Countries

|X| Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

|X| Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Credit Risks

|X| Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

FIXED INCOME INVESTMENT RISKS

Interest Rate Risks

|X| Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

|X| Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

|X| Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

|X| Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

|X| Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

|X| Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

|X| Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

|X| If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

|X| Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

|X| Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

|X| OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Sector Risks

|X| Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases and future regulatory initiatives.

Leverage Risks

|X| Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks Associated with Noninvestment Grade Securities

|X| Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FUNDAMENTAL INVESTMENT OBJECTIVES

     The Fund's primary investment objectives are high current income and long-term growth of income. Capital appreciation is a secondary objective. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

Concentration of Investments

     The Fund will not invest more than 25% of its total assets (valued at the time of investment) in securities of companies engaged principally in any one industry other than the utilities industry, except that this restriction does not apply to cash or cash items and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Selling Short and Buying on Margin

     The Fund will not purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

Issuing Senior Securities and Borrowing Money

     The Fund will not borrow money, issue senior securities, or pledge assets, except that under certain circumstances the Fund may borrow money and engage in reverse repurchase transactions in amounts up to one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowings.

     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets

     The Fund will not pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. In those cases, it may pledge, mortgage or hypothecate up to 10% of the value of assets to secure such borrowings (the deposit in escrow of securities in connection with the writing of call options or collateralizing loans of securities is not deemed to be a pledge or hypothecation for any purpose).

     The preceding limitations regarding buying on margin, borrowing money, and pledging assets do not apply to intra-day cash advances made by the Fund's custodian, or the grant of a security interest in securities by the Fund to its custodian to collateralize such intra-day cash advances in order to enable the Fund to settle securities purchases or to redeem shares of the Fund.

Underwriting

     The Fund will not underwrite any issue of securities, except as it may deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objectives, policies and limitations.

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Lending Cash or Securities

     The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objectives and policies.

Illiquid Securities

     The Fund will not invest more than 15% of its total assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

Investing in Real Estate

     The Fund will not purchase or sell real estate or any interest therein, except that the Fund may invest in securities secured by real estate or interests therein, such as mortgage pass-throughs, pay-throughs, collateralized mortgage obligations, and securities issued by companies that invest in real estate or interests therein. The Fund will not invest in limited partnerships investing in real estate or real estate investments.

Investing in Commodities

     The Fund will not purchase or sell commodities or commodity contracts.

     The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchasing Securities to Exercise Control

     The Fund will not invest for the purpose of exercising control over or management of any company.

Restricted and Illiquid Securities

     The Fund may invest in restricted securities. Restricted securities are any securities that are subject to restrictions on resale under federal securities law. Under criteria established by the Directors certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

     If a percentage restriction set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changes in value or in the number of outstanding securities of an issuer will not be considered a violation.

Investing in Securities of Other Investment Companies

     The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds, including funds affiliated with the Fund's investment adviser.

     The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

     The Fund did not borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intention to do so in the current fiscal year.

     For temporary or defensive purposes, the Fund may be primarily invested in short-term money market instruments including certificates of deposit, obligations issued or guaranteed by the United States government or its agencies or instrumentalities, commercial paper rated not lower than A-1 by S&P or Prime-1 by Moody's or repurchase agreements.

     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

     Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What Do Shares Cost?

     The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

     The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE

     You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

     Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

     If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

     You can combine concurrent purchases of the same share class of two or more Federated funds in calculating the applicable sales charge.

Letter of Intent -Class A Shares and Class F Shares

     You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege (Class C Shares only)

     You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund (Class C Shares only)

     The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o any associated person of an investment dealer who has a sales agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

Purchases through Omnibus Accounts (Class C Shares only)

     Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge.

Federated Life Members

     Shareholders  of the Fund known as "Federated Life Members" are exempt from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

o through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

o as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

     These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

     Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o of Shares that represent a reinvestment within 120 days of a previous redemption;

o of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o    Shares that are not subject to a CDSC; and

o Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

     The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

Class B Shares Only

o which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

Class F Shares Only

o representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement.

How is the Fund Sold?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

     The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (CLASS B SHARES, CLASS C SHARES AND CLASS F SHARES)

     As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses. Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or
Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

     When an investment professional's customer purchases Shares, the investment professional may receive:

o an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.

o an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

     In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.

Class A Shares

     Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

                           Advance
                           Payments
                           as a Percentage
                           of
                           Public Offering
Amount                     Price
First $1 - $5 million      0.75%
Next $5 - $20 million      0.50%
Over $20 million           0.25%

     For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

-------------------------------------------------------------------------------

     Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

     A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Class F Shares

     Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.

Subaccounting Services

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

     In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

     Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

     All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

     As of January xx, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: [Name & Address of Shareholder, % and Name of Share Class Owned.]

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-five portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios; Riggs Funds-eight portfolios; and WesMark Funds-five portfolios.

     As of May xx,  2003,  the  Fund's  Board  and  Officers  as a  group  owned
[approximately (insert # of shares) (___%)] [less than 1%] of the Fund's outstanding Class A, B, C and F Shares.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      From Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)
                      Principal Occupations: Chief        $0            $0
John F. Donahue*      Executive Officer and Director
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND TRUSTEE  Federated Investors, Inc.;
Began serving:        Chairman, Federated Investment
April 1987            Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President             $0   $0
J. Christopher        or Executive Vice President of
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
April 1999            President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

                      Principal Occupations: Director       $000.00   $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
November 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

-------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                      Principal Occupation(s) for Past   Aggregate     Total
Name                  Five Years, Other Directorships    Compensation  Compensation
Birth Date            Held and Previous Position(s)      from Fund     From Trust and
Address                                                  past          Federated Fund
Positions Held with                                      (fiscal       Complex
Trust                                                    year)         (past calendar
Date Service Began                                                     year)
                      Principal Occupation: Director      $000.00     $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director, Member
October 1995          of Executive Committee,
                      University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director      $000.00    $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director      $000.00     $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex;
Birth Date:           Other Directorships Held:
September 3, 1939     Director, Michael Baker
175 Woodshire Drive   Corporation (engineering and
Pittsburgh, PA        energy services worldwide).
TRUSTEE               ---------------------------------
Began serving:
April 1999            Previous Position: Partner,
                      Andersen Worldwide SC.


                      Principal Occupation: Director      $000.00      $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date:           Complex.
March 5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
April 1999            consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director     $000.00     $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date:           Complex; Management Consultant.
March 16, 1942        ---------------------------------
One Royal Palm Way
100 Royal Palm Way    Other Directorships Held:  Board
Palm Beach, FL        of Overseers, Babson College.
TRUSTEE
Began serving:        Previous Positions:
August 1991           Representative, Commonwealth of
                      Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $000.00    $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date:           Executive Vice President, DVC
April 10, 1945        Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
April 1999            International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations:  Director    $000.00     $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director        $000.00   $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
April 1987            Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director      $000.00    $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
April 1999            portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.


OFFICERS**
---------------------------------------------------------------------------



Name                          Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Trust
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE CHAIRMAN                 Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.


                              Principal Occupations: Chief Investment Officer of this
Stephen F. Auth               Fund and various other Funds in the Federated Fund
Birth Date: September 3, 1956 Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Global Investment Management
                              Corp., Federated Investment Management Company and
                              Passport Research, Ltd.;

                              Previous Positions: Senior Vice President, Global
                              Portfolio Management Services Division; Senior Vice
                              President, Federated Investment Management Company and
                              Passport Research, Ltd; Senior Managing Director and
                              Portfolio Manager, Prudential Investments.


**    Officers do not receive any compensation from the Fund(s).
-------------------------------------------------------------------------------
     Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John
E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.


COMMITTEES OF THE BOARD


                              Committee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members                                                          Year

Executive John F. Donahue     In between meetings of the full Board,       one
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meet with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and report the results to the full
                              Board; evaluate the independence of the
                              auditors, review legal and regulatory
                              matters that may have a material effect
                              on the financial statements, related
                              compliance policies and programs, and the
                              related reports received from regulators;
                              review the Fund`s internal audit
                              function; review compliance with the
                              Fund`s code of conduct/ethics; review
                              valuation issues; monitor inter-fund
                              lending transactions; review custody
                              services and issues and investigate any
                              matters brought to the Committee's
                              attention that are within the scope of
                              its duties.


Board ownership of shares in the fund and in the federated family of Investment companies AS OF DECEMBER 31, 2002

---------------------------------------------------------------------------
                                        Dollar          Aggregate
                                        Range of        Dollar Range of
                                        Shares          Shares Owned in
                                        Owned           Federated
                                        in Fund         Family of
Interested                                              Investment
Board Member Name                                       Companies

John F. Donahue                         None            Over $100,000
J. Christopher Donahue                  None            Over $100,000
Lawrence D. Ellis, M.D.                 None            Over $100,000

Independent Board Member Name

Thomas G. Bigley                        None            Over $100,000
John T. Conroy, Jr.                     None            Over $100,000
Nicholas P.  Constantakis               None            Over $100,000
John F. Cunningham                      None            Over $100,000
Peter E. Madden                         None            Over $100,000
Charles F. Mansfield, Jr.               None            $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.       None            Over $100,000
Marjorie P. Smuts                       None            Over $100,000
John S. Walsh                           None            Over $100,000

INVESTMENT ADVISER
---------------------------------------------------------------------------

     The Adviser conducts investment research and makes investment decisions for the Fund.

     Passport Research, Ltd. is a Pennsylvania limited partnership. Its general partner is Federated Advisers, a wholly owned investment advisory subsidiary of Federated, with a 50.5% interest. Its limited partner is Edward D. Jones & Co. L.P., with a 49.5% interest.

     As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract. The Board's decision to approve the contract these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's and subadviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

     In assessing the Adviser's and subadviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

     The Board also considers the compensation and benefits received by the Adviser and subadviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

     The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

     The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

     The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

Other Related Services

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

     As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, February 28, 2003, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $xxx for which the Fund paid $xxx in brokerage commissions.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated   Services   Company  also  provides   certain   accounting   and
recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors

     The independent auditor for the Fund, Deloitte & Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended              2003                 2002           2001
February 28
Advisory Fee Earned             $                    $6,243,344     $8,881,311
Advisory Fee Reduction                               $0             0
Advisory Fee Reimbursement                           4,872          4,942
Brokerage Commissions                                1,982,275      1,819,843
Administrative Fee                                   126,596        891,684
12b-1 Fee:
 Class B Shares                                      627,000        --
 Class C Shares                                      217,667        --
Shareholder Services Fee:
  Class A Shares                                     1,137,384      --
  Class B Shares                                     209,00         --
  Class C Shares                                     72,556         --
  Class F Shares                                     662,175        --

     Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

     The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

     Total returns are given for the one-year, five-year and ten-year or Start of Performance periods ended February 28, 2003.

Yield is given for the 30-day period ended February 28, 2003.

                        30-Day        1 Year    5 Years     10 Years
Share Class             Period
Class A :
Total Return
  Before Taxes                        (22.13)%  (0.62)%     5.25%
  After Taxes on                      (23.34)%  (3.66)%     (2.31)%

  Distributions
  After Taxes on                      (13.39)%  (1.00)%     (3.34)%
  Distributions
  and Sale of Shares

Yield                  4.08%

                       30-Day         1 Year    5 Years      Start of
                       Period                                Performance on
                                                             10/12/1994
Share Class
Class B :
Total Return
  Before Taxes                        (22.54)%  (0.49)%     4.44%
  After Taxes on                      (23.58)%  (3.28)%     1.83%

  Distributions
  After Taxes on                      (13.66)%   (0.75)%     3.06%
  Distributions
  and Sale of Shares

Yield                  3.56%

                       30-Day         1 Year    5 Years     Start of
                       Period                               Performance on
Share Class                                                 4/27/1993
Class C :

Total Return
  Before Taxes                        (19.00)%  (0.27)%     3.63%

  After Taxes on                      (20.03)%  (3.03)%     0.95%
  Distributions

  After Taxes on                      (11.50)   (0.57)%      2.20%
  Distributions
  and Sale of Shares

Yield                  3.56%


                       30-Day         1 Year    5 Years     Start of
                       Period                               Performance on
Share Class                                                 6/1/1996
Class F :

Total Return

  Before Taxes                        (19.19)%  0.33%       2.50%

  After Taxes on                      (20.46)%  (2.75)%     (0.57)%
  Distributions

  After Taxes on                      (11.59)%  (0.26)%     (1.40)%
  Distributions
  and Sale of Shares

Yield                  4.28%

-------------------------------------------------------------------------------

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.

     Lipper Analytical Services, Inc., for example, makes comparative calculations for one-month, three-month, one-year, and five-year periods which assume the reinvestment of all capital gains distributions and income dividends.

Dow Jones Industrial Average

     Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Standard & Poor's Ratings Group Daily Stock Price Index of 500 Common Stocks

     Standard & Poor's Ratings Group Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, financial, and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

Standard & Poor's Ratings Group Utility Index

     Standard & Poor's Ratings Group Utility Index is an unmanaged index of common stocks from 40 different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a 12-month period.

Dow Jones Utility Index

     Dow Jones Utility Index is an unmanaged index comprised of 15 utility stocks that tracks changes in price daily and over a six-month period. The index also provides the highs and lows for each of the past five years.

Morningstar, Inc.

     Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

     In the equity sector, Federated has more than 31 years' experience. As of December 31, 2002, Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

     In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds

     In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

Mutual Fund Market

     Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

     Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

     The Financial Statements for the Fund for the fiscal year ended February 28, 2003 are incorporated herein by reference to the Annual Report to Shareholders of Federated Capital Income Fund, Inc. dated February 28, 2003.

Investment Ratings

Standard and Poor's Long-Term Debt Rating Definitions

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Long-Term Debt Rating Definitions

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     o    Leading market positions in well-established industries;

     o    High rates of return on funds employed;

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions

     FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


Addresses

Federated Capital Income Fund

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Passport Research, Ltd.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116










PART C.     OTHER INFORMATION.

Item 23. Exhibits:
              (a) (i) Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)
                  (ii) Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (6)
                  (iii) Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant; (9)
                  (iv) Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (12)
                  (v) Conformed copy of Amendment No. 5 to the Declaration of Trust of the Registrant; (11)
                  (vi) Conformed copy of Amendment No. 6 to the Declaration of Trust of the Registrant; (11)
                  (vii) Conformed copy of Amendment No. 7 to the Declaration of Trust of the Registrant; (11)
                  (viii) Conformed copy of Declaration of Trust of the Registrant; (13)
              (b) (i)         Copy of Amended and Restated By-Laws of the
                              Registrant; (6)
                  (ii) Copy of Amendment No. 4 to the By-Laws of the Registrant; (11)
                  (iii) Copy of Amendment No. 5 to the By-Laws of the Registrant; (11)
                  (iv) Copy of Amendment No. 6 to the By-Laws of the Registrant; (11)
                  (v) Copy of Amendment No. 7 to the By-Laws of the Registrant; (11)
              (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (8)
              (d) (i) Conformed copy of Investment Advisory Contract of the Registrant; (12)


      ________________________
+     All exhibits are being filed electronically.

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 24, 1994. (File Nos. 33-3164 and 811-4577).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999.

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002.

                  (ii) Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (12)
                  (iii) Conformed copy of Amendment to Investment Advisory Contract of Registrant; (13)
              (e) (i)         Conformed copy of Exhibit C to
                              Distributor's Contract of the Registrant; (8)
                  (ii)        Conformed copy of Exhibit D to Distributor's
                              Contract of the Registrant; (8)
                  (iii)       Conformed copy of Amendment to Distributor's
                              Contract of Registrant;  (13)
                  (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995.
                              (File Nos.  33-38550 and 811-6269);
              (f)             Not applicable;
              (g) (i)         Conformed copy of Custodian Agreement of
                              the Registrant; (10)
                  (ii)        Conformed copy of Custodian Fee
                              Schedule; (11)
                  (iii)       Conformed copy of Amendment to Custodian
                              Contract;  (13)
              (h) (i) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (11)
                  (ii) Conformed copy of Amendment for Fund Accounting Services, Administrative
                              Services, Shareholder Transfer Agency
                              Services and Custody Services Procurement;
                              (13)

+     All exhibits are being filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 25, 1999. (File Nos. 33-3164 and 811-4577).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002.




                  (iii) The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002.
                              (File Nos. 33-48847 and 811-07021).
                  (iv) Conformed copy of Amended and Restated Shareholder Services Agreement; (11)
                  (v) Copy of Second Amended and Restated Shareholder Services Agreement; (13)
                  (v) The responses and exhibits described in Item 23(e)(vi) are hereby incorporated by reference;
                  (vi)        The Registrant hereby incorporates by
                              reference the conformed copy of the
                              Shareholder Services Sub-Contract between
                              Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of Federated GNMA
                              Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);
              (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (13)
              (j)             Conformed copy of Consent of Independent
                              Public Accountants; (14)
              (k)             Not applicable;
              (l)             Not applicable;


+     All exhibits are being filed electronically.

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed July 12, 2002.

              (m) (i) Conformed copy of Distribution Plan of the
                      Registrant; (5)
                 (ii) Conformed copy of Exhibit B to Distribution
                      Plan of the Registrant; (7)
                (iii) The responses described in Item 23(e)(vi) are
                      hereby incorporated by reference;
              (n)     Copy of Multiple Class Plan of the Registrant; (13)
              (o) (i) Conformed copy of Power of Attorney of the
                      Registrant; (12)
                 (ii) Conformed copy of Power of Attorney of Chief
                      Investment Officer of the Registrant; (13)
                (iii) Conformed copy of Power of Attorney of
                      Trustees of the Registrant; (13)
              (p)     The Registrant hereby incorporates the
                      conformed copy of the Code of Ethics for Access Persons from Item 23 (p) of the Federated Managed Allocation Portfolios' Registration
                      Statement on Form N-1A filed with the
                      Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

+     All exhibits are being filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 9, 1991. (File Nos. 33-3164 and 811-4577).

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 12, 1993. (File Nos. 33-3164 and 811-4577).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 25, 1999. (File Nos. 33-3164 and 811-4577).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).

Item 24. Persons Controlled by or Under Common Control with the Fund:

         None

Item 25. Indemnification:   (4)

+     All exhibits are being filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).

Item 26. Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark
     D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

         The remaining Officers of the investment adviser are:

         Vice Chairman:                      J. Thomas Madden

         President/ Chief Executive
         Officer:                            Keith M. Schappert

         Executive Vice Presidents:          Stephen F. Auth
                                             William D. Dawson, III


         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Christopher F. Corapi
                                             Deborah A. Cunningham
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David M. Bruns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Jay S. Neuman
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market Fund; Edward Jones Tax-Free Money Market Fund; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Capital Income Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.


         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
_____________________          _________________      ______________________

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

       (1)                          (2)                          (3)
Positions and Offices                                    Positions and Offices
  With Distributor                   Name                    With Registrant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary Ann McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
         (1)                         (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
_____________________          _________________      ______________________

                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff


Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

     The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                  Reed Smith LLP
                                            Investment and Asset Management
                                            Group (IAMG)
                                            Federated Investors Tower
                                            12th Floor
                                            1001 Liberty Avenue
                                            Pittsburgh, PA 15222-3779

     (Notices should be sent to the Agent for service at the above address)

                                            Federated Investors Funds
                                            5800 Corporate Drive
                                            Pittsburgh, PA 15237-7000

Federated Shareholder Services Company      P.O. Box 8600
("Transfer Agent and Dividend               Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                  Federated Investors Tower
("Administrator")                           1001 Liberty Avenue
                                            Pittsburgh, PA  15222-3779

Federated Investment Management Company     Federated Investors Tower
("Adviser")                                 1001 Liberty Avenue
                                            Pittsburgh, PA  15222-3779

State Street Bank and Trust Company         P.O. Box 8600
("Custodian")                               Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 6th day of March, 2003.

                     FEDERATED INCOME SECURITIES TRUST

                  By: /s/ G. Andrew Bonnewell
                  G. Andrew Bonnewell, Assistant Secretary
                  March 6, 2003

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                TITLE                             DATE

By: /s/ G. Andrew Bonnewell
    G. Andrew Bonnewell             Attorney In Fact              March 6, 2003
      ASSISTANT SECRETARY           For the Persons
                                    Listed Below

NAME                                TITLE

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)
William D. Dawson III*              Chief Investment Officer

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)
Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney